Trade and Other Receivables - Narrative (Details) - Measured at fair value through other comprehensive income - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Financial assets	¥ 266,621	¥ 228,811
Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	¥ 83,734	¥ 71,080